Supplement dated August 31, 2007 to the
Class IA Shares Prospectuses
dated May 1, 2007
for Hartford HLS Funds (the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

I.              Management Fee Reductions, Fee Waivers and Expense Caps

At a meeting held on August 7-8, 2007, the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Companies”) approved the continuation of the investment management agreements between the Companies and HL Investment Advisors, LLC (“HL Advisors”), the funds’ investment manager, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to: (i) consolidate the contractual management fee at the first two breakpoints into a single breakpoint at $500 million and permanently reduce the contractual management fee for the High Yield HLS Fund and (ii) remove or continue the voluntary management fee waiver for certain funds.  Accordingly, effective January 1, 2008, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

Hartford High Yield HLS Fund

HL Advisors has agreed to (i) consolidate the contractual management fee at the first two breakpoints into a single breakpoint at $500 million; (ii) permanently reduce the contractual management fee at the first breakpoint by 5 bps and (iii) remove the 5 bps voluntary management fee waiver.

Accordingly, effective January 1, 2008, in the Section entitled “Management of the Funds – Management Fees”, the management fee schedule for the High Yield HLS Fund is hereby deleted and replaced as follows:

Average Daily Net Assets	Annual Rate

First $500 million	0.700%
Next $500 million	0.675%
Next $4 billion	0.625%
Next $5 billion	0.605%
Amount Over $10 billion	0.595%

In addition, the management fee in the Section entitled “Your Expenses”, “management fees” is reduced from 0.73% to 0.69% in the Shareholder Fees and Annual Operating Expenses table (the “Expense Table”) with a corresponding reduction to the “total operating expenses.”  In addition, the first sentence in footnote 1 to the Expense table is hereby deleted and replaced as follows:

HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007.

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Hartford Money Market HLS Fund

HL Advisors has agreed to continue the 5 bps voluntary management fee waiver.  Accordingly, in the Section entitled “Your Expenses”, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008.  While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

II.          Frequent Purchases and Redemptions of Fund Shares

The Boards of Directors (the “Board”) of the Funds have previously adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders.  The Board has adopted a supplemental policy and procedures with respect to excessive trading in shares of the Funds through qualified plan omnibus accounts investing directly in the Funds.  Accordingly, effective October 16, 2007, in the Section entitled “Frequent Purchases and Redemption of Fund Shares”, the seventh paragraph is hereby deleted and replaced as follows:

In addition to the products described above, certain qualified plans participate directly in the Funds through omnibus accounts.  The Board of the Funds’ has adopted policies and procedures relating to excessive trading in shares of the Funds through qualified plan omnibus accounts directly in the Funds (the “Policy”).  With respect to investors who invest directly in the Funds through qualified plans omnibus accounts, it is the Policy of the Funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.  A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the Funds’ sub-transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy.

Because the Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”), does not expect to receive individual shareholder level transaction data on a daily basis in qualified plans omnibus accounts, in the case of actual or suspected excessive trading through omnibus accounts maintained by financial intermediaries, HASCO shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity.  Accordingly, the Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of  the Policy as

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determined by the Frequent Trading Review Committee (comprised of the Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The Policy does not apply to investors participating in the Funds through individual variable-annuity contracts, individual variable-life policies, group annuity contracts and corporate-owned life insurance policies issued by Hartford Life and its affiliates.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

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Supplement dated August 31, 2007 to the
Class IB Shares Prospectus
dated May 1, 2007
for Hartford HLS Funds (the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

I.              Management Fee Reductions, Fee Waivers and Expense Caps

At a meeting held on August 7-8, 2007, the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Companies”) approved the continuation of the investment management agreements between the Companies and HL Investment Advisors, LLC (“HL Advisors”), the funds’ investment manager, and the sub-advisory agreements between HL Advisors and the Companies’ sub-advisers.  In connection with this approval, HL Advisors agreed to: (i) consolidate the contractual management fee at the first two breakpoints into a single breakpoint at $500 million and permanently reduce the contractual management fee for the High Yield HLS Fund and (ii) remove or continue the voluntary management fee waiver for certain funds.  Accordingly, effective January 1, 2008, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

Hartford High Yield HLS Fund

HL Advisors has agreed to (i) consolidate the contractual management fee at the first two breakpoints into a single breakpoint at $500 million; (ii) permanently reduce the contractual management fee at the first breakpoint by 5 bps and (iii) remove the 5 bps voluntary management fee waiver.

Accordingly, effective January 1, 2008, in the Section entitled “Management of the Funds – Management Fees”, the management fee schedule for the High Yield HLS Fund is hereby deleted and replaced as follows:

Average Daily Net Assets	Annual Rate

First $500 million	0.700%
Next $500 million	0.675%
Next $4 billion	0.625%
Next $5 billion	0.605%
Amount Over $10 billion	0.595%

In addition, the management fee in the Section entitled “Your Expenses”, “management fees” is reduced from 0.73% to 0.69% in the Shareholders Fees and Annual Operating Expenses table (the Expense table”) with a corresponding reduction to the “total operating expenses.”  In addition, the first sentence in footnote 1 to the Expense table is hereby deleted and replaced as follows:

HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007.

Hartford Money Market HLS Fund

HL Advisors has agreed to continue the 5 bps voluntary management fee waiver.  Accordingly, in the Section entitled “Your Expenses”, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008.  While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.68%.

II.          Frequent Purchases and Redemptions of Fund Shares

The Boards of Directors (the “Board”) of the Funds have previously adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders.  The Board has adopted a supplemental policy and procedures with respect to excessive trading in shares of the Funds through qualified plan omnibus accounts investing directly in the Funds.  Accordingly, effective October 16, 2007, in the Section entitled “Frequent Purchases and Redemption of Fund Shares”, the seventh paragraph is hereby deleted and replaced as follows:

In addition to the products described above, certain qualified plans participate directly in the Funds through omnibus accounts.  The Board of the Funds’ has adopted policies and procedures relating to excessive trading in shares of the Funds through qualified plan omnibus accounts directly in the Funds (the “Policy”).  With respect to investors who invest directly in the Funds through qualified plans omnibus accounts, it is the Policy of the Funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.  A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the Funds’ sub-transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy.

Because the Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”), does not expect to receive individual shareholder level transaction data on a daily basis in qualified plans omnibus accounts, in the case of actual or suspected excessive trading through omnibus accounts maintained by financial intermediaries, HASCO shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity.  Accordingly, the Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of  the Policy as determined by the Frequent Trading Review Committee (comprised of the Funds’ Chief

Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The Policy does not apply to investors participating in the Funds through individual variable-annuity contracts, individual variable-life policies, group annuity contracts and corporate-owned life insurance policies issued by Hartford Life and its affiliates.

III.           Hartford Small Company HLS Fund

Effective June 12, 2006, the Hartford Small Company HLS Fund has been reopened.  Accordingly, on page 88 of your Prospectus, the introductory language regarding its closure is deleted in its entirety.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

SUPPLEMENT
Dated August 31, 2007 to the
Combined Statement of Additional Information
For Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
Class IA and Class IB Shares
Dated May 1, 2007 (the “SAI”)

The above referenced SAI is revised as follows:

As of January 1, 2008, the management fee schedule has been revised for the High Yield HLS Fund.  Accordingly, effective January 1, 2008, in the Section entitled “Investment Management Fees”, the fee schedule for the High Yield HLS Fund is hereby deleted and replaced as follows:

High Yield HLS Fund

Average Daily Net Assets	Annual Rate

First $500 million	0.700%
Next $500 million	0.675%
Next $4 billion	0.625%
Next $5 billion	0.605%
Amount Over $10 billion	0.595%

In addition, the following table for the SmallCap Value HLS Fund is deleted in its entirety and replaced as follows:

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.900%
Amount over $50 million	0.850%

THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.